Offerings - Offering: 1	Apr. 24, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit | $ / shares	237.86
Maximum Aggregate Offering Price	$ 3,805,760,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 525,575.46
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of the Registrant which become issuable under the 2019 Stock Incentive Plan being registered pursuant to this Registration Statement by reason of certain corporate transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.

(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act and based on the average of the high and low prices of the Registrant’s common stock on April 17, 2026, as reported on The NASDAQ Global Select Market.